Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) - GBP (£) £ in Millions		12 Months Ended			29 Months Ended	36 Months Ended
	Oct. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2024
Included within operating profit
Impairment of joint venture		£ (303)	£ 0	£ 0
Operating profit		4,934	4,475	4,879
UK Electricity System Operator
Included within operating profit
Gain on sale	£ 187
Exceptional items and remeasurements
Included within operating profit
Operating profit		169	(987)	585
Exceptional items
Included within operating profit
Provision for UK electricity balancing costs		151	(498)	0
Major transformation programme		(74)	0	0
Changes in environmental provisions		146	(496)	176
Transaction, separation and integration costs		(65)	(44)	(117)		£ (340)
Impairment of joint venture		(303)	0	0
Cost efficiency programme		0	(65)	(100)	£ (142)
IFA fire		0	92	130
Operating profit		42	(1,011)	935
Exceptional items | UK Electricity System Operator
Included within operating profit
Gain on sale		187	0	0
Remeasurements | Commodity contract derivatives
Included within operating profit
Operating profit		127	24	(350)
Millennium Pipeline Company, LLC | Exceptional items
Included within operating profit
Net gain on disposal		0	0	335
The Narragansett Electric Company | Exceptional items
Included within operating profit
Transaction, separation and integration costs			(11)	(39)
Net gain on disposal		£ 0	£ 0	£ 511